CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Cash dividends paid, per share	$ 0.05	$ 0.05